Summary of Significant Accounting Policies (Details) - Schedule of the common shares reflected - USD ($)		3 Months Ended		10 Months Ended		12 Months Ended
	Oct. 21, 2021	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022
Schedule Of The Common Shares Reflected Abstract
Gross proceeds from IPO	$ 11,500,000			$ 115,000,000
Less:
Proceeds allocated to Public Warrants				(1,380,000)
Class A common share issuance costs				(6,309,800)
Plus:
Accretion of carrying value to redemption value		$ (136,891)	$ 2,242,205	8,839,800	$ 9,989,444	$ 2,242,240
Class A common shares subject to redemption		$ 41,557,941		$ 116,150,000	$ 116,150,000	118,392,240
Plus:
Remeasurement to common stock subject to possible redemption amount						$ 2,242,240